Financial Risk Management - Summary of Committed Credit Facilities (Detail) - Multi-currency revolving credit facility [member] $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure Of Line Of Credit Facility [Line Items]
Amount	$ 2,000
Utilized	0
Unutilized	$ 2,000